Revenue Recognition - Schedule of disaggregation of revenue (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 32,464	$ 28,836
United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	23,204	12,548
United Kingdom [Memeber]
Disaggregation of Revenue [Line Items]
Revenues	4,107	11,333
Japan [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,071	3,784
Australia [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,816	146
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,266	$ 1,025